Oct. 16, 2017
ValueShares U.S. Quantitative Value ETF
ValueShares U.S. Quantitative Value ETF
ValueShares U.S. Quantitative Value ETF (QVAL) (the “Fund”) October 16, 2017 Supplement to the Summary Prospectus dated January 31, 2017
Additionally, the following disclosure supplements the information in the section entitled “Principal Investment Strategies—The Index—Portfolio Construction” in the Summary Prospectus: “The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.”

Please retain this Supplement with your Summary Prospectus for future reference.